Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents.
Cash and Cash Equivalents

5. Cash and Cash Equivalents

At December 31, 2020, the Company’s cash and equivalents were € 75,838,000 as compared to € 111,950,000 at December 31, 2019. The cash balances are held at banks with investment grade credit ratings. The cash at banks is at full disposal of the Company.